UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-22221

       Wells Fargo Multi-Strategy 100 Master Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC
 333 Market Street, 29th Floor, MAC A0119-291
       San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Eileen Alden
Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor
MAC A0119-291
       San Francisco, CA 94105
 (Name and address of agent for service)

registrant's telephone number, including area code: (415) 371-4000

Date of fiscal year end: January 31

Date of reporting period:  July 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

 Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Financial Statements for the
Period Ended July 31, 2010
(Unaudited)

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments
As of July 31, 2010 (Unaudited)

Strategy	Trusts	Cost	Fair Value
Convertible Arbitrage - 5.0%
	HFR CA Lazard Rathmore Fund	$5,186,657	$7,289,018
Distressed Securities - 12.8%
	HFR DS Feingold O'Keeffe Fund	8,446,790	8,955,179
	HFR DS Opportunity Fund	35,465	24,538
	HFR DS Tiedemann Fund	4,435,555	4,171,044
	HFR EM Outrider Fund	4,904,086	5,449,858
			18,600,619
Equity Hedge - 23.4%
	HFR HE 360 Fund	6,049,729	6,054,513
	HFR HE Ajia Lighthorse China Growth Fund	6,301,134	7,514,874
	HFR HE Jade Fund	8,909,493	9,366,043
	HFR HE Soundpost Fund	3,389,851	3,551,255
	HFR HE Systematic Fund	7,418,891	7,453,284
			33,939,969
Event Driven - 14.7%
	HFR ED Courage Special Situations Fund	6,072,507	6,141,632
	HFR ED Global Fund	7,487,447	7,970,340
	HFR ED Select IV Fund	6,907,359	7,291,978
			21,403,950
Macro - 10.8%
	HFR Macro Galle Fund	4,609,678	4,326,747
	HFR Macro GAM Global Rates Fund	5,484,690	5,801,721
	HFR Macro Seal Fund	2,914,006	2,839,206
	HFR MF Conquest Fund	2,936,999	2,683,857
			15,651,531
Merger Arbitrage - 4.7%
	HFR MA Select Opportunity Fund	3,723,667	3,946,234
	HFR MA Strategic Fund	2,663,463	2,820,480
			6,766,714
Relative Value - 23.6%
	HFR RVA Advent Global Opportunity Fund	9,693,640	10,377,067
	HFR RVA ARX Fund	6,606,457	6,681,413
	HFR RVA Kayne MLP 1.25x Fund	2,997,092	3,679,756
	HFR RVA Swank 1.25x Fund	2,891,734	3,077,142
	HFR RVA Westspring Fund	3,181,883	3,021,771
	HFR RVA Whitebox Fund	6,966,055	7,504,937
			34,342,086
Total Investments** (Cost - $130,214,328*) - 95.0%			137,993,887
Other Assets Less Liabilities - 5.0%			7,322,702
Net Assets - 100.0%			$145,316,589

Percentages shown are stated as a percentage of net assets as of July 31, 2010.

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments (continued)
As of July 31, 2010 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$128,944,819

Gross unrealized appreciation	$23,974,853
Gross unrealized depreciation	(14,925,785)
Net unrealized appreciation	$9,049,068

**    Non-income producing securities.

Investments by Strategy (as a percentage of total investments)
Relative Value	24.9%
Equity Hedge	24.6
Event Driven	15.5
Distressed Securities	13.5
Macro	11.3
Convertible Arbitrage	5.3
Merger Arbitrage	4.9
100.0%

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Statement of Assets, Liabilities and Members’ Capital As of July 31, 2010 (Unaudited)

Assets

Investments in Trusts, at fair value (cost - $130,214,328)	$137,993,887
Cash and cash equivalents	4,390,569
Investments in Trusts paid in advance	10,165,900
Receivable from sale of investments in Trusts	63,677
Rebate receivable	41,909
Other assets	54,845
Total assets	152,710,787

Liabilities

Payable for Units tendered	4,174,563
Subscriptions received in advance	2,938,300
Management fee payable	151,529
Directors' fees payable	2,833
Accrued expenses and other liabilities	126,973
Total liabilities	7,394,198

Members' Capital
Total members' capital	$145,316,589

Members' Capital per Unit
Wells Fargo Multi-Strategy 100 Fund I, LLC (112,670.8300 Units outstanding)	$933.6263
Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (43,068.5819 Units outstanding)	$931.6337

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Statement of Operations For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Investment Income

Interest	$147
Rebate	248,080
Total investment income	248,227

Fund Expenses

Management fee	848,480
Professional fees	69,500
Accounting and administration services fees	67,485
Registration fees	17,368
Withholding tax - TEI	11,509
Directors' fees	5,667
Custody fees	5,124
Other operating expenses	81,020
Total expenses	1,106,153

Net investment loss	(857,926)

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized loss from investments in Trusts	(2,371,024)
Net change in unrealized appreciation on investments in Trusts	3,225,267
Total net realized and unrealized gain from investments in Trusts	854,243

Net decrease in members' capital resulting from operations	$(3,683)

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Statements of Changes in Members’ Capital

	For the Period Ended July 31, 2010 (Unaudited)	For the Year Ended January 31, 2010
Increase (Decrease) in Members' Capital
Operations

Net investment loss	$(857,926)	$(1,623,369)
Net realized loss from investments in Trusts	(2,371,024)	(3,412,028)
Net change in unrealized appreciation on investments in Trusts	3,225,267	11,791,318
Net increase/(decrease) in members' capital resulting from operations	(3,683)	6,755,921

Capital Transactions

Issuance of Units	30,908,100	28,525,500
Units tendered	(5,346,041)	(7,034,009)
Increase in members' capital derived from capital transactions	25,562,059	21,491,491

Members' Capital

Total increase in members' capital	25,558,376	28,247,412
Beginning of period	119,758,213	91,510,801
End of period	$145,316,589	$119,758,213

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Cash Flows
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Cash Used for Operating Activities

Net decrease in members' capital resulting from operations	$(3,683)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used in operating activities:
Increase in investments in Trusts paid in advance	(803,700)
Increase in rebate receivable	(7,684)
Increase in receivable from sale of investments in Trusts	(63,677)
Increase in other assets	(31,929)
Decrease in proceeds received in advance	(23,635)
Increase in management fee payable	26,651
Decrease in accrued expenses and other liabilities	(85,721)
Net realized loss from investments in Trusts	2,371,024
Net change in unrealized appreciation on investments in Trusts	(3,225,267)
Purchases of Trusts	(68,986,541)
Sales of Trusts	44,431,263

Net cash used in operating activities	(26,402,899)

Cash Provided by Financing Activities

Proceeds from issuance of Units (net of change in subscriptions received in advance of $840,300)	31,748,400
Payments on tender of Units (net of change in payable for Units tendered of $3,291,429)	(2,054,612)

Net cash provided by financing activities	29,693,788

Cash and Cash Equivalents

Net increase in cash and cash equivalents	3,290,889
Cash and cash equivalents at beginning of period	1,099,680
Cash and cash equivalents at end of period	$4,390,569

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Financial Highlights

	Wells Fargo Multi-Strategy 100 Fund I, LLC
	For the Period from February 1, 2010 to July 31, 2010 (Unaudited)	For the Year Ended January 31, 2010	For the Period from August 1, 2008 (a) to January 31, 2009
Per unit operating performance:
(For unit outstanding throughout the period)

Net asset value at beginning of period	$932.6283	$875.1644	$1,000.0000

Income from investment operations:

Net investment loss(b)	(5.8528)	(13.3449)	(7.8778)
Net realized and unrealized gain/(loss) from investments	6.8508	70.8088	(116.9578)
Total from investment operations	0.9980	57.4639	(124.8356)
Net asset value at end of period	$933.6263	$932.6283	$875.1644
Total return	0.11%	6.57%	(12.48%)

Ratios to average net assets:

Expenses(c) (d)	1.66%	1.82%	2.07%
Net investment loss(c) (d)	(1.28%)	(1.48%)	(1.71%)

Members' capital, end of period (in thousands)	$105,192	$85,418	$60,584
Portfolio turnover	34%	89%	30%

	Wells Fargo Multi-Strategy 100 Fund TEI I, LLC
	For the Period from February 1, 2010 to July 31, 2010 (Unaudited)	For the Year Ended January 31, 2010	For the Period from August 1, 2008 (a) to January 31, 2009
Per unit operating performance:
(For unit outstanding throughout the period)

Net asset value at beginning of period	$930.9349	$875.1644	$1,000.0000

Income from investment operations:

Net investment loss(b)	(6.1394)	(14.9640)	(7.8778)
Net realized and unrealized gain/(loss) from investments	6.8382	70.7345	(116.9578)
Total from investment operations	0.6988	55.7705	(124.8356)
Net asset value at end of period	$931.6337	$930.9349	$875.1644
Total return	0.08%	6.37%	(12.48%)

Ratios to average net assets:

Expenses(c) (d)	1.71%	2.01%	(2.07%)
Net investment loss(c) (d)	(1.33%)	(1.67%)	(1.71%)

Members' capital, end of period (in thousands)	$40,124	$34,340	$30,927
Portfolio turnover	34%	89%	30%

(a)	Inception date.

(b)	Based on average units outstanding.

(c)	The expenses and net investment income/(loss) ratios do not include expenses of the Trusts in which the Master Fund invests.

(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”), a Delaware limited liability company has been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”) since August 1, 2008.  The Master Fund is a closed-end management investment company.  Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the Master Fund.

The Master Fund operates under a “master fund/feeder fund” structure where an individual feeder fund’s shareholders indirectly invest substantially all of their investable assets in the Master Fund.  The Master Fund’s shareholders are collectively referred to as the “Feeder-Funds”.  At July 31, 2010, Wells Fargo Multi-Strategy 100 Fund I, LLC (the "Taxable Investor Fund") and Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the "TEI Fund") were the only shareholders invested in the Master Fund.  The TEI Fund invests in the Master Fund through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (the “Offshore Feeder Fund”).  The Taxable Investor Fund and the TEI Fund together are referred to as the "Feeder Funds".  The Master Fund and the Feeder Funds together are referred to as the "Funds".

The Master Fund’s investment objective is to maximize total return while maintaining equity-like volatility and downside protection in declining markets to reward the investors with consistent yet outsized equity-like returns over longer investment time horizons.  The Master Fund generally pursues its investment objective by investing in private investment funds, presently in certain of the various sub-trusts (each, a “Trust”, together, the “Trusts”) of HFR Umbrella Trust (“Umbrella Trust”), a Bermuda Unit Trust.  Each Trust pursues a distinct investment strategy under the direction of an independent investment manager (each, a “Trading Manager”).  Each Trust is associated with a specific Trading Manager and strategy.  WFAAM intends to utilize various investment strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.  WFAAM also intends to use proprietary analytical and optimization techniques to create combinations of strategies to achieve the risk and return objectives.  WFAAM reserves the right to retain assets at the Master Fund level and to invest assets of the Master Fund in securities and assets other than the Trusts, including other private investment funds. There is no guarantee the Master Fund will achieve its investment objective.

Under the Master Fund's organizational documents, its officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts with service providers that contain a variety of indemnification clauses.  The Master Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Master Fund and, therefore, cannot be estimated.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Valuation of investments in Trusts – The Master Fund values its investments in the Trusts at fair value in accordance with procedures established by the Master Fund’s Board of Managers (the “Master Fund Board”).  The fair value of the Master Fund’s interest in a Trust will generally represent the net asset value of the Trust as a practical expedient.  The Master Fund could reasonably expect to receive this amount from the Trust or from a third party if the Master Fund’s interest were redeemed or sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable.  These

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

investments are redeemable with the Trusts at net asset values under the original terms of the partnership agreements and/or subscription agreements and operations of the Trusts.  However, it is possible that these redemption rights may be restricted or eliminated by the Trusts in the future in accordance with the underlying funds’ agreements.  Due to the nature of the investments held by the Trusts, changes in market conditions and the economic environment may significantly impact the net asset value of the Trusts and the fair value of the Master Fund’s interests in the Trusts.  Furthermore, changes to the liquidity provisions of the Trusts may significantly impact the fair value of the Master Fund’s interests in the Trusts.  Under some circumstances, the Master Fund or the Adviser may determine, based on other information available to the Master Fund or the Adviser, that a Trust’s reported valuation does not represent fair value.  In addition, the Master Fund may not have a Trust’s reported valuation as of a particular fiscal period end.  In such cases, the Master Fund would determine the fair value of such a Trust based on any relevant information available at the time.  The Master Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Master Fund.

(b)  Income taxes – The Master Fund is classified as a partnership for U.S. federal income tax purposes and not as an association taxable as a corporation.  No provision has been made in the accompanying Financial Statements as the individual partners are responsible for income taxes, if any.

Accounting for Uncertainty in Income Taxes set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.  Management has analyzed the Master Fund’s tax positions and has concluded that no provision for income tax is required in the Master Fund’s financial statements.  The Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Master Fund filed 2008 and 2009 federal income tax return and it remains subject to examination by the Internal Revenue Service.

(c)  Security transactions and investment income – The Master Fund’s transactions are recorded on the effective dates of the transactions.  Realized gains and losses on the Master Fund transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  The Master Fund will indirectly bear a portion of the Trusts’ income and expenses, including management fees and incentive fees charged by the Trusts.  That income and those expenses are recorded in the Master Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

(d)  Cash and Cash Equivalents – The Master Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Master Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Master Fund.

(e)  Rebate Income – A portion of the management fees charged by the investment managers of the Trusts that the Master Fund invests in is rebated to the Master Fund and is recognized on the accrual basis.

(f)  Distributions – The Master Fund presently does not intend to make periodic distributions of its net income or gains, if any, to investors (the “Members”).  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the Master Fund Board.

(g)  Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

disclosure of contingent assets and liabilities at the date of the financial statement.  Actual results could differ from those estimates.

(h) Operating Expenses – The Master Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating costs also include, by way of example: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Master Fund under, and compliance with, any applicable federal and state laws. Such expenses are pro rated among all Members.

(i)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Master Fund.  On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation.  At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.  PFPC Trust Company will not change its name until a later date to be announced.  Under an agreement made between the Administrator and the Master Fund, the following annual fee will be calculated upon the Master Fund’s beginning of the month’s net assets and paid monthly:

0.075% of the first $200 million of aggregate beginning of month net assets;
0.060% of the next $200 million of aggregate beginning of month net assets; and
0.040% of aggregate beginning of month net assets in excess of $400 million.

Asset-based fees will not be charged to the Feeder Funds; provided that 100% of the assets of the Feeder Fund invest into the Master Fund.

PFPC Trust Company (the “Custodian”) serves as the Custodian to the Master Fund, which pays the Custodian a monthly fee based on gross ending assets at the end of each month.

The Master Fund also pays the Administrator certain fixed fees for tax preparation and other services.

3.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  The Adviser also serves as investment adviser to private investment funds, some of which utilize a multi-manager, multi-strategy investment approach.  The Adviser is exempt from registering as a “commodity trading advisor” with the CFTC under CFTC Rule 4.14(a)(8), and the Feeder Funds and the Master Fund each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5.  The Adviser is responsible for identifying what it considers to be attractive investment opportunities and for day-to-day oversight of the Master Fund’s portfolio.  Subject to policies adopted by the Master Fund Board and each Feeder Fund’s Board of Managers (the “Feeder Fund Board”) and applicable law, the Adviser is responsible for the day-to-day management of the Master Fund and for the allocation of the Master Fund’s assets to various Trusts.

Investment advisory services are provided to the Master Fund by WFAAM pursuant to an investment advisory agreement dated July 31, 2008 (the “Advisory Agreement”).  As compensation for services and facilities provided by the Adviser under the Advisory Agreement, the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

liability company interests (“Master Fund Interests”) of the Master Fund determined as of the last business day of that month (before any repurchases of Master Fund Interests).  A portion of the Management Fee may be reallocated internally to affiliates of the Adviser that supply services related to the distribution of Units.

In addition, each Feeder Fund Board has approved a service agreement entered into among each feeder and the Adviser under the same terms, except as set forth in the next sentence.  Under such agreement, the Feeder Funds do not pay the Adviser a fee if and for so long as the Feeder Funds are invested solely in the Master Fund.

4.  Investment Transactions

Purchases of investments for the period ended July 31, 2010 were $68,986,541 and proceeds from sales of investments for the period ended July 31, 2010 were $44,431,263.

5.  Investments in Trusts

The Umbrella Trust serves as a transparency platform, which WFAAM believes provides a wide spectrum of investment strategies managed by numerous independent managers.  WFAAM actively allocates, and from time to time reallocates, the Master Fund’s assets among certain of the various Trusts.

The investment manager of the Umbrella Trust and each Trust is HFR, whose managing member is HFR Group, L.L.C., also a Delaware limited liability company.  HFR Asset Management L.L.C. (“HFR”) is registered as an investment adviser under the Advisers Act.

The following table lists the Master Fund’s investments in the Trusts for the period ended July 31, 2010, none of which was a related party.  The Master Fund indirectly bears fees and expenses as an investor in the Trusts.  Each series of each Trust will pay HFR a management fee, accrued monthly and paid quarterly.  The fee rate will vary and is expected to range from 1.10% to 2.60% per annum of the net asset value of that series. Additionally, HFR will generally receive an incentive allocation from each series of each Trust equal to 20% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

Information about the underlying investments held by the Trusts is not readily available, so it is unknown whether the Trusts hold any single investment whereby the Master Fund’s proportionate share equals 5% of the each Trust’s net assets at July 31, 2010.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Investments in Trusts	% of Master Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Redemptions Permitted
HFR CA Lazard Rathmore Fund	5.3	$7,289,018	$434,597	$2,799	Monthly
HFR DS Feingold O'Keeffe Fund	6.5	8,955,179	79,184	101,252	Monthly
HFR DS Opportunity Fund	—	24,538	139,283	(144,371)	In liquidation
HFR DS Restoration Fund	—	—	18,162	(26,716)	Closed
HFR DS Tiedemann Fund	3.0	4,171,044	(264,511)	(545)	Monthly
HFR ED Courage Special Situations Fund	4.5	6,141,632	69,125	—	Monthly
HFR ED Global Fund	5.8	7,970,340	200,294	647	Monthly
HFR ED Select IV Fund	5.3	7,291,978	(7,843)	371	Monthly
HFR EM Outrider Fund	4.0	5,449,858	(202,322)	377,386	Monthly
HFR HE 360 Fund	4.4	6,054,513	4,784	—	Monthly
HFR HE Ajia Lighthorse China Growth Fund	5.4	7,514,874	176,302	340,797	Monthly
HFR HE Asia Performance Fund	—	—	(97,500)	85,315	Monthly
HFR HE Europe Performance Fund	—	—	(100,085)	38,440	Monthly
HFR HE Jade Fund	6.8	9,366,043	458,269	—	Monthly
HFR HE Soundpost Fund	2.6	3,551,255	(494,957)	167,141	Monthly
HFR HE Systematic Fund	5.4	7,453,284	257,447	33,513	Monthly
HFR MA Select Opportunity Fund	2.9	3,946,234	115,720	267	Monthly
HFR MA Shorewater Fund	—	—	(224,565)	193,892	Monthly
HFR MA Strategic Fund	2.0	2,820,480	(8,536)	2,040	Monthly
HFR Macro Discovery Fund	—	—	2,664,158	(2,743,472)	Monthly
HFR Macro Galle Fund	3.1	4,326,747	(282,931)	(87,722)	Monthly
HFR Macro GAM Global Rates Fund	4.2	5,801,721	317,031	—	Monthly
HFR Macro Seal Fund	2.1	2,839,206	(106,416)	(46,940)	Monthly
HFR MF Beach Fund	—	—	(359,982)	177,223	Monthly
HFR MF Conquest Fund	1.9	2,683,857	(253,142)	(129,701)	Monthly
HFR RVA Advent Global Opportunity Fund	7.5	10,377,067	340,127	940	Monthly
HFR RVA ARX Fund	4.8	6,681,413	(29,356)	26,256	Monthly
HFR RVA Harvest 1.25x Fund	—	—	(73,133)	458,677	Monthly
HFR RVA Kayne MLP 1.25x Fund	2.7	3,679,756	465,342	106,192	Monthly
HFR RVA Opal Fund	—	—	—	540	Monthly
HFR RVA Swank 1.25x Fund	2.2	3,077,142	185,409	(66)	Monthly
HFR RVA Titan Fund	—	—	(209,234)	(1,305,825)	Monthly
HFR RVA Westspring Fund	2.2	3,021,771	(160,112)	—	Monthly
HFR RVA Whitebox Fund	5.4	7,504,937	174,658	646	Monthly
Total Investments in Trusts	100.0%	$137,993,887	$3,225,267	$(2,371,024)

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.  A detailed depiction of each investment in the Master Fund by strategy can be found in the tables within the Schedule of Investments.

The following is a summary of the investment strategies of the investments in the Trusts held in the Master Fund as of July 31, 2010.  All Trusts are redeemable monthly with 15 business days prior written notice to the administrator of respective Trust, except HFR DS Opportunity Fund which was in liquidation.  This trust was fully liquidated as of August 31, 2010.  The Master Fund had no unfunded capital commitments as of July 31, 2010.

The Trust in the convertible arbitrage strategy involves purchasing a portfolio of convertible securities and hedging those positions by selling short the underlying common stock.  Trading Managers will, in an effort to capitalize on relative pricing inefficiencies, purchase long positions in convertible securities, generally convertible bonds, convertible preferred stock or warrants, and hedge a portion of the equity risk by selling short the underlying common stock.  Trading Managers may also seek to hedge interest rate exposure under some circumstances.

The Trusts in the distressed securities strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation.  This may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings.  Trading Managers will seek profit opportunities arising from inefficiencies in the market for such securities and other obligations.

The Trusts in the equity hedge strategy combine core long holdings of equities with short sales of equities as well as limited use of options and CFTC-approved futures contracts primarily for hedging purposes.  Profits are made when long positions appreciate and stocks sold short depreciate.  Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciates.

The Trusts in the event driven strategy invest in opportunities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations and share buybacks.  Instruments include long and short common and preferred stocks, as well as debt securities, options and CFTC-approved futures contracts primarily for hedging purposes.  Trading Managers may hedge against market risk by purchasing S&P put options or put option spreads.

The Trusts in the macro strategy attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets.  To identify extreme price valuations, Trading Managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

The Trusts in the merger arbitrage strategy focus on investment opportunities that arise from corporate transactions and business combinations of varied nature, consisting of but not limited to, acquirer/target and mergers between business entities.  Trading Managers will seek profit opportunities arising from inefficiencies in the market for such securities and other obligations, as a function of ongoing transaction developments determining ultimate realized value.

The Trusts in the relative value strategy employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage.  Generally, Trading Managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted.  In addition, Trading Managers make decisions regarding which relative value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

6.  Fair Value Measurements

The Master Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
●	Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.
●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the period ended July 31, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Master Fund's net assets as of July 31, 2010 is as follows:

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Description	Total Fair Value at July 31, 2010	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Arbitrage	$7,289,018	$—	$7,289,018	$—
Distressed Securities	18,600,619	—	18,576,081	24,538
Equity Hedge	33,939,969	—	33,939,969	—
Event Driven	21,403,950	—	21,403,950	—
Macro	15,651,531	—	15,651,531	—
Merger Arbitrage	6,766,714	—	6,766,714	—
Relative Value	34,342,086	—	34,342,086	—
Total Investments	$137,993,887	$—	$137,969,349	$24,538

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Trusts- Distressed Securities

Balance, as of February 1, 2010	$610,002
Realized gain (loss)	(171,087)
Change in unrealized appreciation/depreciation	157,446
Net purchases (sales)	(571,823)
Net transfers in/out of Level 3	-
Balance, as of July 31, 2010	$24,538

The net change in unrealized appreciation/depreciation on Level 3 investments in Trusts still held as of July 31, 2010 is $139,283.

7.  Capital Share Transactions

The Master Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the Master Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit of the Master Fund as of the close of business on the last business day of the prior month. The Master Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Master Fund may from time to time offer to repurchase Units pursuant to written tenders by Members. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund Board in its sole discretion.

The Feeder Funds' assets consist primarily of interests in the Master Fund.  With respect to the TEI Fund, these interests are held through the Offshore Feeder Fund.  The Master Fund Board expects that the Master Fund will conduct repurchase offers on a quarterly basis in order to permit the Feeder Funds to meet their obligations under their repurchase offers.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

For the period ended July 31, 2010, transactions in the Master Fund's interest were as follows:
	Issuance (in Units)	Issuance	Tender (in Units)	Tender

Taxable Investor Fund	25,832	$24,213,300	(4,750)	$(4,375,517)

TEI Fund	7,212	6,694,800	(1,031)	(970,524)
	33,044	$30,908,100	(5,781)	$(5,346,041)

8.  Risk Factors

An investment in the Master Fund involves various risks. The Master Fund allocates assets to Trusts that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.  No guarantee or representation is made that the investment program will be successful.

9.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through financial statement issuance and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited)

Approval of Investment Advisory Agreement

At the initial meeting of the Master Fund Board, which was held in person on July 17, 2008, the Master Fund Board discussed the materials previously provided to them to assist in their consideration of the proposed Advisory Agreement.  When assessing the initial approval of the Advisory Agreement between the Master Fund and the Adviser, the Master Fund Board considered, among other information, the following:

●	A report comparing the proposed fee and anticipated expenses of the Master Fund to similar funds;
●	Information on a relevant peer group of registered funds of hedge funds;
●	The economic outlook and the general investment outlook in the relevant financial markets;
●	The Adviser's prior results with the Master fund’s predecessor and the financial condition and resources of Wells Fargo & Company (“Wells Fargo”) and its affiliates;
●	Arrangements regarding the distribution of the Master Fund and the Feeder Fund interests;
●	The procedures used to determine the fair value of Master Fund assets;
●	The Adviser's anticipated management of the relationship with the Master Fund's Administrator, Custodian and independent registered public accounting firm;
●	The resources devoted to the Adviser's compliance efforts undertaken on behalf of the private funds it manages and its efforts in regard to its first registered investment company;
●	The quality, nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;
●	Investment management staffing; and
●	Anticipated operating expenses to be paid to third parties.

The Master Fund Board reviewed the nature, quality and scope of the services to be provided to the Master Fund by the Adviser pursuant to the Advisory Agreement.  The Master Fund Board also considered the proposed fee to be charged under the Advisory Agreement, as well as the performance of the Master Fund's predecessor, and reviewed comparative fee and performance data previously provided by the Adviser.  The Master Fund Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreement.  Nor are the items described herein all encompassing of the matters considered by the Master Fund Board.

Nature, Extent and Quality of Services

The Master Fund Board reviewed and considered the nature and extent of the investment advisory services  to be provided by the Adviser to the Master Fund under the Advisory Agreement,  including the selection of underlying funds, allocation of the Master Fund's assets among, and monitoring  performance of, underlying funds, evaluation of risk exposure of underlying funds and reputation, and experience of underlying funds' managers, management of short-term cash and operations of underlying funds, and day-to-day portfolio management and general due diligence examination of underlying funds before and after committing assets of the Master Fund for investment.  The Master Fund Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the Advisory Agreement, including, among other things, providing to the Master Fund and the Feeder Funds office facilities, equipment, and personnel.  The Master Fund Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who would provide the investment advisory and administrative services to the Master Fund.  The Master Fund Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Master Fund Board also took into account the Adviser's compliance policies and procedures, including the procedures used to determine the fair value of the Master Fund's assets.  The Master Fund Board concluded that the overall quality of the proposed advisory and administrative services was satisfactory.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Performance Relative to Comparable Funds Managed by Other Advisers

The Master Fund Board reviewed the performance of the Master Fund’s predecessor based on information provided by the Adviser that showed (i) the Master Fund's predecessor’s historical performance compared to various diversified hedge fund indices, and (ii) the Master Fund's predecessor’s return for its most recent fiscal period as compared to the return of other comparable registered funds-of-hedge-funds.  The Master Fund Board considered the Master Fund's predecessor’s performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally.  The Master Fund Board concluded that the Master Fund's predecessor performance was satisfactory and that, while past performance is not indicative of future performance, indicated a high level of demonstrated skill on the part of the Adviser.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Master Fund Board reviewed the proposed Management Fee rate and anticipated total expense ratio of the Master Fund and the Feeder Funds.  The Master Fund Board compared the proposed Management Fee and total expense ratios for each of the Master Fund and the Feeder Funds with various comparative data, including a report prepared by the Adviser comparing the proposed fees payable by each of the funds to those payable by other comparable registered funds of hedge funds.  The Master Fund Board noted that the proposed fee payable to the Adviser was lower than or comparable to the fees payable to the advisers of most comparable registered funds of hedge funds.  The Master Fund Board concluded that the Management Fee to be paid by the Master Fund and total expense ratio of each of the Feeder Funds were reasonable and satisfactory in light of the anticipated services to be provided.

Breakpoints and Economies of Scale

The Master Fund Board reviewed the structure of the Master Fund's Management Fee under the Advisory Agreement and noted that it does not include any breakpoints.  The Master Fund Board considered the Master Fund's Management Fee of 1.25% and concluded that the fee was reasonable and satisfactory in light of the services to be provided and the anticipated size of the Master Fund.  The Master Fund Board also determined that, given the anticipated relative size of the Master Fund, economies of scale were not likely to be present or were not anticipated to be a significant factor at this time.

Anticipated Profitability of Advisers and Affiliates

The Board considered and reviewed information concerning the anticipated costs to be incurred and profits to be realized by the Investment Adviser and its affiliates from the Investment Adviser's relationship with the funds.  The Board noted that the Investment Adviser realized a profit with respect to the predecessor to the Master Fund and operates profitable lines of advisory business in other respects.  Based on their review of the information they received, the Board concluded that there anticipated profits to be earned, if any, by the Investment Adviser and its affiliates were reasonable.

General Conclusion

Based on its consideration of all factors that it deemed material, the Master Fund Board concluded it would be in the best interest of the Master Fund and the Feeder Funds and their anticipated members to approve the Advisory Agreement as proposed.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

The Boards of Managers of the Funds and the Master Fund

The Feeder Fund Boards and the Master Fund Board provide broad oversight over the operations and affairs of the Funds, and have overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Funds’ business.  The Feeder Fund Boards and the Master Fund Board exercise the same powers, authority and responsibilities on behalf of the Funds, as are customarily exercised by the board of directors of a registered investment company organized as a corporation or trust.  The Offshore Feeder Fund has two members: the TEI Fund (which serves as the managing member) and the Adviser (which holds only a nominal, non-voting, non-participating interest).  The Offshore Feeder Fund does not have a board of directors.  The Members of the Offshore Feeder Fund have delegated the day-to-day management, as well as general oversight responsibilities of the Offshore Feeder Fund, to the TEI Fund.  The Board of the TEI Fund therefore effectively makes all decisions on behalf of the Offshore Feeder Fund.

The managers of the Feeder Fund Boards and the Master Fund Board are not required to contribute to the capital of the Funds or to hold Units of the Funds.  A majority of the managers of the Feeder Fund Boards and the Master Fund Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Funds (collectively, the “Independent Managers”).  The Independent Managers perform the same functions for the Funds as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

The identity of the Independent Managers and officers of the Funds and brief biographical information regarding each such person during the past five years is set forth below.  Each Independent Manager who is deemed to be an “interested person” of the Funds, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Independent Managers

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Daniel J. Rauchle, 47*	Manager, President	Indefinite term (since August 1, 2008)	Director of WFAAM and the Chairman of the WFAAM Investment Advisory Board since 2001.	5	None.
Dennis G. Schmal, 63	Manager, Audit Committee Chairperson	Indefinite term (since August 1, 2008)	Self-employed; Board Director and Consultant	5
Director of Grail Advisors ETF Trust (5 Funds) since 2009, Director of the AssetMark mutual funds (13 Funds) since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Tim Holmes, 48	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1, 2008)	Consultant – Coast Asset Management since 2008; Portfolio Manager of Nuveen Asset Management 2007 to 2008; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	5	None.

*	Indicates an Interested Manager.

(1)
Each Independent Manager serves until death, retirement, resignation or removal from the applicable Feeder Fund Board or the Master Fund Board.  Any Independent Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Independent Managers not subject to the removal vote (but only if there are at least three Independent Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 5 closed-end registered investment companies, including the Fund.

Principal Officers who are not Independent Managers:

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Eileen Alden, 41	Treasurer	Since August 1, 2008
Director of WFAAM and a member of the WFAAM Investment Advisory Board since 2005; Vice President of Wells Fargo Bank since 2007; Member of the Asset Allocation Committees for Wells Fargo Bank’s Wealth Management Group since 2007 and its Family Wealth Group since 2008; Assistant Vice President of Progress Investment Management Company from 2001 to 2005.

Dede Dunegan, 53	Chief Compliance Officer, Secretary	Since August 1, 2008
CCO of WFAAM since 2005, Vice President and Compliance Manager,  Wells Fargo Wealth Management since 2004; CCO of Nelson Capital Management, LLC from 2005 to 2009; CCO of Osterweis Capital Management from 2000 to 2004.

(1)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Compensation Committee will consider nominees to the registrant’s board of managers recommended by members, provided that such recommendations are submitted with reasonable advance written notice to the Chairperson of the Nominating and Compensation Committee.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                           Wells Fargo Multi-Strategy 100 Master Fund I, LLC

By (Signature and Title)*                   /s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date                                           October 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date                                           October 6, 2010

By (Signature and Title)*                    /s/ Eileen Alden
Eileen Alden, Treasurer
(principal financial officer)

Date                                           October 6, 2010

* Print the name and title of each signing officer under his or her signature.